Allianz Life Insurance Company of North America
Doug Hodgson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  (515) 979-2082
doug.hodgson@allianzlife.com
www.allianzlife.com
VIA EDGAR
July 22, 2025
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC  20549-4644

Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Initial Filing on Form N-4
Registration Statement Nos. 333-
(Index Advantage+ Select IncomeTM)

To Whom It May Concern:
Enclosed for filing, please find an initial Registration Statement on Form N-4, which is being filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 667 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of the initial Registration Statement is to register a new index-linked variable annuity. The Allianz Life Variable Account is already registered under the 1940 Act (File No. 811-05618).
Registrant respectfully requests selective review of this filing under Securities Act Release No. 6510 (February 15, 1984). This registration is similar to the registration statement for Index Advantage+ Income (Registration Statement Nos. 333-278754 and 333-268826). The material changes from that registration statement to this one are: (1) the introduction in this registration statement of the Dynamic Income payment type available under the Income Benefit feature; and (2) expanding the number of dates on which the contract owner may elect income under the Income Benefit. Under the Dynamic Income payment type,  income payments may decline due to negative Index Option performance. We have added significant disclosures to the prospectus informing prospective purchasers and owners of this risk. Registrant will provide the Staff with a blackline showing differences between the Index Advantage+ Income prospectus and the prospectus being submitted in this filing.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (515) 979-2082.
Sincerely,
Allianz Life Insurance Company of North America
By:        /s/ Doug Hodgson
            Doug Hodgson